Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities

Movement of the balance of warrant liabilities are as follows:

	Public Warrants	Sponsor Warrants	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

At January 1, 2025	1,051,151	341,846	1,392,997
Changes in fair value	(118,999)	(38,699)	(157,698)

At June 30, 2025	932,152	303,147	1,235,299
	Public Warrants	Sponsor Warrants	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

At January 1, 2024	1,388,313	451,495	1,839,808
Changes in fair value	178,497	58,050	236,547

At June 30, 2024	1,566,810	509,545	2,076,355

Movements of the balance of warrant liabilities during the years ended December 31, 2024 and 2023 are as follows:

	Class A	Class C	Public	Sponsor
	Warrants	Warrants	Warrants	Warrants	Total
	US$	US$	US$	US$	US$

At January 1, 2023	807,139	11,642,006	-	-	12,449,145
Issuance of warrants upon the Capital Reorganization	-	-	3,768,277	1,225,488	4,993,765
Change in fair value	11,242,507	39,707,978	(2,379,964)	(773,993)	47,796,528
Exercised during the year	-	(51,349,984)	-	-	(51,349,984)
Reclassified to equity upon Capital Reorganization	(12,049,646)	-	-	-	(12,049,646)
At December 31, 2023 and January 1, 2024	-	-	1,388,313	451,495	1,839,808
Change in fair value	-	-	(337,162)	(109,649)	(446,811)
At December 31, 2024	-	-	1,051,151	341,846	1,392,997